INCOME TAXES - COMPONENTS OF INCOME TAXES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal	$ (19.1)	$ 7.6	$ (21.3)
Foreign	0.0	0.0	0.0
Federal income tax on net capital gains	(19.1)	7.6	(21.3)
Federal income tax on net capital gains	17.1	1.2	14.6
Utilization of capital loss carry-forwards	0.0	0.0	0.0
Other	3.0	(8.4)	8.4
Federal and Foreign income taxes incurred	$ 1.0	$ 0.4	$ 1.7